Long-term debt	12 Months Ended
Dec. 31, 2018
Long-term debt
25 Long-term debt
end of	2018	2017
Long-term debt (CHF million)
Senior	136,392	148,542
Subordinated	16,152	23,627
Non-recourse liabilities from consolidated VIEs	1,764	863
Long-term debt	154,308	173,032
of which reported at fair value	63,935	63,628
of which structured notes	48,064	51,465
end of	2018	2017
Structured notes by product (CHF million)
Equity	30,698	32,059
Fixed income	13,128	14,471
Credit	3,898	4,678
Other	340	257
Total structured notes	48,064	51,465
Total long-term debt includes debt issuances managed by Treasury that do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign exchange denominated fixed and variable rate bonds.
The interest rate ranges presented in the table below are based on the contractual terms of the Group’s vanilla debt. Interest rate ranges for future coupon payments on structured products for which fair value has been elected are not included in the table below as these coupons are dependent upon the embedded derivative and prevailing market conditions at the time each coupon is paid. In addition, the effects of derivatives used for hedging are not included in the interest rate ranges on the associated debt.
Long-term debt by maturities
end of			2019			2020			2021			2022				2023				Thereafter	Total
Group parent company (CHF million)
Senior debt
Fixed rate			0			0			0			0				2,706				9,044	11,750
Variable rate			0			0			0			965				837				1,022	2,824
Interest rate (range in %) [1]			–			–			–			3.0		0.6	–	4.0		0.9	–	5.4	–
Subordinated debt
Fixed rate			0			0			0			1,462				4,366				4,010	9,838
Interest rates (range in %) [1]			–			–			–			7.1		3.9	–	7.5		3.5	–	7.3	–
Subtotal – Group parent company			0			0			0			2,427				7,909				14,076	24,412
Subsidiaries (CHF million)
Senior debt
Fixed rate			15,799			9,358			7,758			8,269				4,706				21,977	67,867
Variable rate			10,001			9,953			8,142			4,232				2,746				18,877	53,951
Interest rates (range in %) [1]	0.0	–	8.8	0.1	–	22.5	0.1	–	6.7	0.1	–	8.2		0.1	–	4.2		0.2	–	7.1	–
Subordinated debt
Fixed rate			0			1,797			19			90				2,543				1,648	6,097
Variable rate			211			0			0			0				6				0	217
Interest rates (range in %) [1]			2.7	3.3	–	7.0			3.3			7.5				6.5		5.7	–	8.0	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			346			235			23			0				0				0	604
Variable rate			114			2			4			6	[2]			21	[2]			1,013	1,160
Interest rates (range in %) [1]	2.9	–	7.2			3.8	9.3	–	10.3			–				–		1.2	–	10.7	–
Subtotal – Subsidiaries			26,471			21,345			15,946			12,597				10,022				43,515	129,896
Total long-term debt			26,471			21,345			15,946			15,024				17,931				57,591	154,308
of which structured notes			8,268			9,260			5,779			3,787				2,726				18,244	48,064
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity and includes certain structured notes that have mandatory early redemption features based on stipulated movements in markets or the occurrence of a market event. Within this population there are approximately CHF 0.5 billion of such notes with a contractual maturity of greater than one year that have an observable likelihood of redemption occurring within one year based on a modelling assessment.

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
2 Reflects equity linked notes, where the payout is not fixed.
The Group and the Bank maintain a shelf registration statement with the SEC, which allows each entity to issue, from time to time, senior and subordinated debt securities, warrants and guarantees.
> Refer to “Note 41 – Subsidiary guarantee information” for further information on subsidiary guarantees.
The Group maintains a euro medium-term note program that allows the Bank to issue senior debt securities and that allows Credit Suisse Group AG to issue securities, which contain certain features that are designed to allow for statutory bail-in by the Swiss Financial Market Supervisory Authority FINMA (FINMA) under Swiss banking laws and regulations.
The Group maintains two senior debt programs that allow the Group to issue senior debt securities with certain features that are designed to allow for statutory bail-in by FINMA.
The Bank maintains a JPY 500 billion Samurai shelf registration statement that allows it to issue, from time to time, senior and subordinated debt securities.

Bank
Long-term debt
24 Long-term debt
end of	2018	2017
Long-term debt (CHF million)
Senior	136,445	148,568
Subordinated	15,224	22,611
Non-recourse liabilities from consolidated VIEs	1,764	863
Long-term debt	153,433	172,042
of which reported at fair value	63,027	62,622
of which structured notes	48,064	51,465
end of	2018	2017
Structured notes by product (CHF million)
Equity	30,698	32,059
Fixed income	13,128	14,471
Credit	3,898	4,678
Other	340	257
Total structured notes	48,064	51,465
Long-term debt by maturities
end of			2019			2020			2021			2022				2023				Thereafter	Total
Long-term debt (CHF million)
Senior debt
Fixed rate			15,798			9,359			7,759			11,321				6,041				29,899	80,177
Variable rate			10,001			9,953			8,142			5,690				3,605				18,877	56,268
Interest rates (range in %) [1]	0.0	–	8.8	0.1	–	22.5	0.1	–	6.7	0.1	–	8.2		0.1	–	4.2		0.2	–	7.1	–
Subordinated debt
Fixed rate			0			1,797			19			1,552				5,781				5,858	15,007
Variable rate			211			0			0			0				6				0	217
Interest rates (range in %) [1]			2.7	3.3	–	7.0			3.3	7.1	–	7.5		3.9	–	8.0		3.5	–	8.0	–
Non-recourse liabilities from consolidated VIEs
Fixed rate			346			235			23			0				0				0	604
Variable rate			114			2			4			6	[2]			21	[2]			1,013	1,160
Interest rates (range in %) [1]	2.9	–	7.2			3.8	9.3	–	10.3			–				–		1.2	–	10.7	–
Total long-term debt			26,470			21,346			15,947			18,569				15,454				55,647	153,433
of which structured notes			8,268			9,260			5,779			3,787				2,726				18,244	48,064
The maturity of perpetual debt is based on the earliest callable date. The maturity of all other debt is based on contractual maturity and includes certain structured notes that have mandatory early redemption features based on stipulated movements in markets or the occurrence of a market event. Within this population there are approximately CHF 0.5 billion of such notes with a contractual maturity of greater than one year that have an observable likelihood of redemption occurring within one year based on a modelling assessment.

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.
2 Reflects equity linked notes, where the payout is not fixed.
> Refer to “Note 25 – Long-term debt” in VI – Consolidated financial statements – Credit Suisse Group for further information.